6. Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY (¥)
Accounts receivable | $		$ 4,316		$ 4,151
Less: Allowance for doubtful debts | $		(48)		(69)
Net | $		$ 4,268		$ 4,082
ZHEJIANG TIANLAN
Accounts receivable	¥ 185,453		¥ 166,433
Less: Allowance for doubtful debts	(28,835)		(19,306)
Net	156,608		147,127
ZHEJIANG JIAHUAN
Accounts receivable	74,024		75,445
Less: Allowance for doubtful debts	(131)		(8,000)		¥ (8,461)
Net	¥ 73,893		¥ 67,445